Note 13 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities:
Net income (loss)	$ 2,826	$ 3,517
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,314	1,610
(Gain) Loss on asset disposal	3
Interest expense from debt issuance cost amortization	134	189
Amortization of equity-based compensation	211	294
Equity earnings in investee company	(2)	14
Equity earnings in subsidiaries	0	0
Deferred tax benefit, net	0	(38)
Changes in assets and liabilities:
Trade accounts receivable	1,870	7,147
Receivables from affiliates	0	0
Prepaid expenses and other	383	232
Accounts payable and accrued payroll and other	6,739	6,019
Income taxes payable	67	(15,930)
Net cash provided by (used in) operating activities	13,545	3,054
Investing activities:
Acquisition of 49.9% interest in the TIR Entities	(52,588)
Purchase of property and equipment	(930)	(319)
Net cash used in investing activities	(53,518)	(319)
Financing activities:
Advances on long-term debt	52,600
Distributions from subsidiaries	0
Distributions to limited partners	(4,806)
Distributions to non-controlling members of the TIR Entities	(1,421)
Proceeds from initial public offering		80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		(80,213)
Payment of deferred offering costs		(314)
Repayment of long-term debt		(5,000)
Payments on behalf of affiliates		(65)
Net advances from members		314
Net cash provided by (used in) financing activities	46,373	(5,065)
Effects of exchange rates on cash	(616)	(328)
Net increase (decrease) in cash and cash equivalents	5,784	(2,658)
Cash and cash equivalents, beginning of period	20,757	26,690
Cash and cash equivalents, end of period	26,541	24,032
Non-cash items:
Accounts payable excluded from capital expenditures	51	75
Reportable Legal Entities [Member] | Parent Company [Member]
Operating activities:
Net income (loss)	2,729	3,273
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	0	0
(Gain) Loss on asset disposal	0
Interest expense from debt issuance cost amortization	134	189
Amortization of equity-based compensation	211	294
Equity earnings in investee company	0	0
Equity earnings in subsidiaries	(3,091)	(3,898)
Deferred tax benefit, net	0	0
Changes in assets and liabilities:
Trade accounts receivable	0	0
Receivables from affiliates	(105)	(1,202)
Prepaid expenses and other	0	273
Accounts payable and accrued payroll and other	87	1,136
Income taxes payable	0	0
Net cash provided by (used in) operating activities	(35)	65
Investing activities:
Acquisition of 49.9% interest in the TIR Entities	0
Purchase of property and equipment	0	0
Net cash used in investing activities	0	0
Financing activities:
Advances on long-term debt	0
Distributions from subsidiaries	3,952
Distributions to limited partners	(4,806)
Distributions to non-controlling members of the TIR Entities	0
Proceeds from initial public offering		80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		(80,213)
Payment of deferred offering costs		(314)
Repayment of long-term debt		0
Payments on behalf of affiliates		(65)
Net advances from members		314
Net cash provided by (used in) financing activities	(854)	(65)
Effects of exchange rates on cash	0	0
Net increase (decrease) in cash and cash equivalents	(889)	0
Cash and cash equivalents, beginning of period	982	0
Cash and cash equivalents, end of period	93	0
Non-cash items:
Accounts payable excluded from capital expenditures	0	0
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	3,030	3,921
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,268	1,557
(Gain) Loss on asset disposal	0
Interest expense from debt issuance cost amortization	0	0
Amortization of equity-based compensation	0	0
Equity earnings in investee company	(2)	14
Deferred tax benefit, net	13	(74)
Changes in assets and liabilities:
Trade accounts receivable	3,246	6,313
Receivables from affiliates	0	1,202
Prepaid expenses and other	320	(45)
Accounts payable and accrued payroll and other	5,817	2,916
Income taxes payable	101	(14,907)
Net cash provided by (used in) operating activities	13,843	897
Investing activities:
Acquisition of 49.9% interest in the TIR Entities	(52,588)
Purchase of property and equipment	(929)	(315)
Net cash used in investing activities	(53,517)	(315)
Financing activities:
Advances on long-term debt	52,600
Distributions from subsidiaries	(3,952)
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	(1,421)
Proceeds from initial public offering		0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		0
Payment of deferred offering costs		0
Repayment of long-term debt		(5,000)
Payments on behalf of affiliates		0
Net advances from members		0
Net cash provided by (used in) financing activities	47,227	(5,000)
Effects of exchange rates on cash	0	0
Net increase (decrease) in cash and cash equivalents	7,553	(4,418)
Cash and cash equivalents, beginning of period	16,598	24,606
Cash and cash equivalents, end of period	24,151	20,188
Non-cash items:
Accounts payable excluded from capital expenditures	51	75
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	108	221
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	46	53
(Gain) Loss on asset disposal	3
Interest expense from debt issuance cost amortization	0	0
Amortization of equity-based compensation	0	0
Equity earnings in investee company	0	0
Equity earnings in subsidiaries	0	0
Deferred tax benefit, net	(13)	36
Changes in assets and liabilities:
Trade accounts receivable	(1,271)	834
Receivables from affiliates	0	0
Prepaid expenses and other	63	4
Accounts payable and accrued payroll and other	835	1,967
Income taxes payable	(34)	(1,023)
Net cash provided by (used in) operating activities	(263)	2,092
Investing activities:
Acquisition of 49.9% interest in the TIR Entities	0
Purchase of property and equipment	(1)	(4)
Net cash used in investing activities	(1)	(4)
Financing activities:
Advances on long-term debt	0
Distributions from subsidiaries	0
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	0
Proceeds from initial public offering		0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		0
Payment of deferred offering costs		0
Repayment of long-term debt		0
Payments on behalf of affiliates		0
Net advances from members		0
Net cash provided by (used in) financing activities	0	0
Effects of exchange rates on cash	(616)	(328)
Net increase (decrease) in cash and cash equivalents	(880)	1,760
Cash and cash equivalents, beginning of period	3,177	2,084
Cash and cash equivalents, end of period	2,297	3,844
Non-cash items:
Accounts payable excluded from capital expenditures	0	0
Consolidation, Eliminations [Member]
Operating activities:
Net income (loss)	(3,091)	(3,898)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	0	0
(Gain) Loss on asset disposal	0
Interest expense from debt issuance cost amortization	0	0
Amortization of equity-based compensation	0	0
Equity earnings in investee company	0	0
Equity earnings in subsidiaries	3,091	3,898
Deferred tax benefit, net	0	0
Changes in assets and liabilities:
Trade accounts receivable	(105)	0
Receivables from affiliates	105	0
Prepaid expenses and other	0	0
Accounts payable and accrued payroll and other	0	0
Income taxes payable	0	0
Net cash provided by (used in) operating activities	0	0
Investing activities:
Acquisition of 49.9% interest in the TIR Entities	0
Purchase of property and equipment	0	0
Net cash used in investing activities	0	0
Financing activities:
Advances on long-term debt	0
Distributions from subsidiaries	0
Distributions to limited partners	0
Distributions to non-controlling members of the TIR Entities	0
Proceeds from initial public offering		0
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		0
Payment of deferred offering costs		0
Repayment of long-term debt		0
Payments on behalf of affiliates		0
Net advances from members		0
Net cash provided by (used in) financing activities	0	0
Effects of exchange rates on cash	0	0
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0
Non-cash items:
Accounts payable excluded from capital expenditures	$ 0	$ 0